Equity Offerings - Initial Public Offering (Details)				3 Months Ended	12 Months Ended
	Nov. 24, 2025 USD ($) $ / shares shares	Nov. 06, 2025 USD ($) shares	Nov. 04, 2025 $ / shares shares	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) Y $ / shares shares	Dec. 31, 2024 USD ($) shares	Nov. 30, 2025 $ / shares shares
Equity Offerings
Shares issued | shares	1,735,989				1,667,000
Price per share | $ / shares					$ 9
Gross proceeds from IPO		$ 15,000,000
Proceeds from issuance of shares	$ 15,600,000	$ 15,000,000				$ 2,378,000
Payment of deferred offering costs					$ 357,000
Percentage of stock sold in offering		7.00%	7.00%
Exercise price of warrant | $ / shares							$ 10.35
Warrant outstanding | shares					121,520	0
Deferred offering cost in additonal paid in captial				$ 25,000
Representative's Warrants
Equity Offerings
Number of shares in exchange of warrants | shares							121,520
Warrant outstanding | shares					121,520
Outstanding warrants and rights					$ 330
Estimated fair value | $ / shares					$ 2.72
Deferred offering cost in additonal paid in captial					$ 330
Representative's Warrants | Share price
Equity Offerings
Measurement input					0.072
Representative's Warrants | Exercise price
Equity Offerings
Measurement input					0.1035
Representative's Warrants | Expected term
Equity Offerings
Measurement input | Y					5
Representative's Warrants | Price volatility
Equity Offerings
Measurement input					0.505
Representative's Warrants | Discount rate
Equity Offerings
Measurement input					0.0375
Underwriting discounts and commissions costs
Equity Offerings
Payment of deferred offering costs	1,300,000
Other offering costs
Equity Offerings
Payment of deferred offering costs	700,000
Initial public offering
Equity Offerings
Shares issued | shares			1,667,000
Price per share | $ / shares			$ 9
Discount on offering price			7.00%
Gross proceeds from IPO	600,000	$ 15,000,000
Proceeds from issuance of shares	15,000,000
Net proceeds	$ 13,600,000				$ 13,753,000
Initial public offering | Representative's Warrants
Equity Offerings
Number of shares in exchange of warrants | shares	4,830	116,690	121,520
Exercise price of warrant | $ / shares	$ 10.35		$ 10.35
Initial term of warrants	6 months		6 months
Over-allotment
Equity Offerings
Shares issued | shares	68,989
Discount on offering price			7.00%
Duration of over allotment	45 days		45 days
Proceeds from issuance of shares	$ 600,000
Net proceeds					$ 577,000